Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research And Development [Abstract]
Research and Development Expenses
Note 11 – Research and Development Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	3,425	1,369	117
Share-based payment(1)	911	476	-
Materials	1,875	319	20
Professional services	403	89	13
Registration, drafting and filing of patents	0	25	10
Maintenance, office and software fees	145	116	-
Depreciation and amortization	400	59	-
Insurance	332	-	-
Others	103	38	6
Total Research and Development Expenses	7,594	2,491	166

(1)	Including expenses in respect of related parties - see Note 18.